Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2020
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

12 Right-of-use assets and lease liabilities

	Floating		Naval facilities
	production		and related logistic	Motorway concessions	Oil and gas
	storage and		bases for oil	and service	distribution
€ million)	offloading vessels (FPSO)	Drilling rig	and gas transportation	stations	facilities	Office buildings	Vehicles	Other	Total
2020
Net carrying amount - beginning of the year	3,153	313	497	460	6	707	32	181	5,349
Additions	79	193	281	49	22	65	24	95	808
Depreciation(a)	(232)	(189)	(252)	(57)	(2)	(118)	(22)	(56)	(928)
Impairment losses				(21)	(15)			(11)	(47)
Currency translation differences	(251)	(13)	(13)			(8)		(7)	(292)
Other changes	(77)	(60)	(67)	(7)		6	(2)	(40)	(247)
Net carrying amount at the end of the year	2,672	244	446	424	11	652	32	162	4,643
Gross carrying amount at the end of the year	3,107	528	927	573	29	859	65	293	6,381
Provisions for depreciation and impairment	435	284	481	149	18	207	33	131	1,738

2019
First adoption IFRS 16	3,294	346	569	462	7	720	43	215	5,656
Reclassifications				30				16	46
Reclassifications to assets held for sale								(13)	(13)
Net carrying amount at January 1, 2019	3,294	346	569	492	7	720	43	218	5,689
Additions	32	192	219	54	1	108	22	56	684
Depreciation(a)	(240)	(224)	(272)	(61)	(1)	(115)	(23)	(63)	(999)
Impairment losses				(13)				(28)	(41)
Currency translation differences	67	6	4	2		3		3	85
Other changes		(7)	(23)	(14)	(1)	(9)	(10)	(5)	(69)
Net carrying amount at December 31, 2019	3,153	313	497	460	6	707	32	181	5,349
Gross carrying amount	3,393	528	757	532	7	806	54	274	6,351
Provisions for depreciation and impairment	240	215	260	72	1	99	22	93	1,002

(a) Before capitalization of depreciation of tangible assets

Right-of-use assets (RoU) related: (i) for €3,274 million (€3,895 million at December 31, 2019) to the Exploration & Production segment and mainly comprised leases of certain FPSO vessels hired in connection with operations at offshore development projects in Ghana (OCTP) and Angola (Block 15/06 West and East hub) with expiry date between 9 and 16 years including a renewal option and in addition the lease component of long-term leases of offshore rigs; (ii) for €788 million (€831 million at December 31, 2019) to the Refining & Marketing and Chemical segment relating to motorway concessions, land leases, leases of service stations for the sale of oil products, leasing of vessels for shipping activities and the car fleet dedicated to the car sharing business; (iii) for €526 million (€574 million at December 31, 2019) to the Corporate and other activities segment mainly regarding property rental contracts.

The main leasing contracts signed for which the asset is not yet available concerns: (i) a contract with a nominal value of €1.7 billion relating to an FPSO vessel that will be deployed for the development of Area 1 in Mexico. The asset is expected to enter under the Group's control and be accounted as RoU in 2021, expiring in 2040; (ii) a contract with a nominal value of €438 million relating to leasing of office buildings with an expiry date of 20 years including an extension option of 6 years; (iii) a contract for the use of a FLNG naval unit, signed by the joint operation Mozambique Rovuma Venture SpA (Eni's interest 35.71)%, for the development of the Coral discovery in the offshore of Mozambique, the amount of which will be determined based on the final cost payments incurred for the realization of the asset by the associated company Coral FLNG SA and the financial charges relating to the debt of this company towards Coral South FLNG DMCC. The commencement date of the lease is expected in 2022, corresponding to the start of production of the Coral field.

The main future cash outflows potentially due not reflected in the measurements of lease liabilities related to: (i) options for the extension or termination of lease for office buildings of €302 million; (ii) extension options related to service stations for the sale of oil products of €148 million; (iii) other extension options related to concessions of land for €60 million and ancillary assets in the upstream business for €48 million.

Liabilities for leased assets were as follows:

	Current portion
	of long-term	Long-term
(€ million)	lease liabilities	lease liabilities	Total
2020
Book amount at the beginning of the year	889	4,759	5,648
Additions		808	808
Decreases	(866)	(3)	(869)
Currency translation differences	(40)	(269)	(309)
Other changes	866	(1,126)	(260)
Book amount at the end of the year	849	4,169	5,018
2019
First adoption IFRS 16	665	4,991	5,656
Reclassifications	132	36	168
Reclassifications to liabilities directly associated with assets held for sale	(3)	(10)	(13)
Carrying amount at January 1, 2019	794	5,017	5,811
Additions		668	668
Decreases	(875)	(2)	(877)
Currency translation differences	10	77	87
Other changes	960	(1,001)	(41)
Carrying amount at December 31, 2019	889	4,759	5,648

Lease liabilities related for €1,652 million (€1,976 million at December 31, 2019) to the portion of the liabilities attributable to joint operators in Eni-led projects which will be recovered through the mechanism of the cash calls.

Total cash outflows for leases consisted of the following: (i) cash payments for the principal portion of the lease liability for €869 million; (ii) cash payments for the interest portion of €329 million.

Lease liabilities stated in U.S. dollars and euro amounted to €3,447 million and €1,411 million, respectively.

Other changes in right-of-use assets and lease liabilities essentially related to early termination or renegotiation of lease contracts.

The amounts recognised in the profit and loss account consist of the following:

	2020	2019
(€ million)
Other income and revenues
Income from remeasurement of lease liabilities	12	6
	12	6
Purchases, services and other
Short-term leases	67	115
Low-value leases	37	39
Variable lease payments not included in the measurement of lease liabilities	7	16
Capitalised direct cost associated with self-constructed assets - tangible assets	(2)	(2)
	109	168
Depreciation and impairments
Depreciation of RoU leased assets	928	999
Capitalised direct cost associated with self-constructed assets - tangible assets	(96)	(210)
Impairment losses of RoU leased assets	47	41
	879	830
Finance income (expense) from leases
Interests on lease liabilities	(347)	(378)
Capitalised finance expense of ROU leased assets - tangible assets	7	17
Net currency translation differences on lease liabilities	24	(6)
	(316)	(367)